First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 50.6%
$14,000,000	U.S. Treasury Bill (a)	(b)	04/02/20	$14,000,004
3,000,000	U.S. Treasury Bill (a)	(b)	04/09/20	2,999,947
3,000,000	U.S. Treasury Bill (a)	(b)	04/16/20	2,999,919
6,000,000	U.S. Treasury Bill (a)	(b)	04/16/20	5,999,837
7,000,000	U.S. Treasury Bill (a)	(b)	04/23/20	6,999,908
7,000,000	U.S. Treasury Bill (a)	(b)	04/30/20	6,999,745
3,000,000	U.S. Treasury Bill (a)	(b)	06/18/20	2,999,462
1,500,000	U.S. Treasury Bill (a)	(b)	07/09/20	1,499,726
	Total U.S. Treasury Bills			44,498,548
	(Cost $44,464,864)

Shares	Description	Value
MONEY MARKET FUNDS – 6.3%
5,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (c)	5,500,000
	(Cost $5,500,000)
	Total Investments – 56.9%	49,998,548
	(Cost $49,964,864) (d)
	Net Other Assets and Liabilities – 43.1%	37,940,358
	Net Assets – 100.0%	$87,938,906
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2020:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	25	$741,500	May–20	$(681,515)
Brent Crude Oil Futures	25	806,000	Jun–20	(34,323)
Cattle Feeder Futures	9	553,050	May–20	42,142
Cattle Feeder Futures	24	1,546,800	Aug–20	(73,800)
Cocoa Futures	212	4,789,080	Jul–20	104,979
Coffee “C” Futures	67	3,023,794	Jul–20	(11,871)
Copper Futures	102	5,695,425	Jul–20	52,686
Corn Futures	213	3,684,900	Jul–20	(3,231)
Cotton No. 2 Futures	78	1,985,100	Jul–20	(164,869)
Gasoline RBOB Futures	41	1,134,798	May–20	(1,727,333)
Gasoline RBOB Futures	45	1,354,185	Jun–20	(48,872)
Gasoline RBOB Futures	43	1,378,340	Jul–20	137,316
Gold 100 Oz. Futures	64	10,218,240	Jun–20	649,159
Kansas City Hard Red Winter Wheat Futures	218	5,444,550	Jul–20	(26,826)
Lean Hogs Futures	73	1,761,490	Jun–20	(300,588)
Live Cattle Futures	85	3,130,550	Jun–20	138,550
LME Aluminum Futures	93	3,539,813	Jun–20	(386,831)
LME Nickel Futures	22	1,515,294	Jun–20	(130,878)
LME Zinc Futures	29	1,380,944	Jun–20	(90,081)
Low Sulphur Gasoil “G” Futures	34	1,002,150	May–20	(732,297)
Low Sulphur Gasoil “G” Futures	31	935,425	Jun–20	(464,825)
Low Sulphur Gasoil “G” Futures	11	341,550	Jul–20	11,775
Natural Gas Futures	80	2,164,800	Jan–21	101,612
Natural Gas Futures	67	1,580,530	Mar–21	110,818
NY Harbor ULSD Futures	8	341,913	May–20	(1,729)
NY Harbor ULSD Futures	42	1,837,206	Jun–20	(133,605)
Platinum Futures	25	912,375	Jul–20	143,839
Silver Futures	96	6,811,680	Jul–20	(174,960)
Soybean Futures	90	4,002,750	Jul–20	18,411

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Soybean Meal Futures	95	$3,029,550	Jul–20	$(37,202)
Soybean Oil Futures	175	2,872,800	Jul–20	61,068
Sugar #11 (World) Futures	289	3,398,640	Jun–20	(249,849)
WTI Crude Futures	27	661,770	May–20	(714,806)
WTI Crude Futures	19	526,110	Jun–20	(144,121)
	Total	$84,103,102		$(4,762,057)

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of March 31, 2020.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,606,039 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,334,412. The net unrealized depreciation was $4,728,373. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 44,498,548	$ —	$ 44,498,548	$ —
Money Market Funds	5,500,000	5,500,000	—	—
Total Investments	49,998,548	5,500,000	44,498,548	—
Futures Contracts	1,572,355	1,572,355	—	—
Total	$ 51,570,903	$ 7,072,355	$ 44,498,548	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (6,334,412)	$ (6,334,412)	$ —	$ —